Document and Entity Information	Nov. 07, 2022
Cover [Abstract]
Entity Registrant Name	ATHERSYS, INC / NEW
Amendment Flag	false
Entity Central Index Key	0001368148
Document Type	8-K
Document Period End Date	Nov. 07, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-33876
Entity Tax Identification Number	20-4864095
Entity Address, Address Line One	3201 Carnegie Avenue
Entity Address, City or Town	Cleveland
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44115
City Area Code	(216)
Local Phone Number	431-9900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ATHX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false